Revenue disaggregation (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of total revenue
Total revenues, net consists of the following for the years ended December 31, 2024 and 2023:

	Years Ended
	December 31, 2024	December 31, 2023
Revenues, net:
Retail revenues	$1,032,765	$1,097,172
Wholesale revenues	303,941	243,606
Management fee income	6,096	5,854
Total revenues, net	$1,342,802	$1,346,632